Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventories

NOTE 4 — INVENTORIES

The components of inventories are as follows (in thousands of Korean Won):

	March 31, 2019		December 31, 2018
Finished goods	￦	861	￦	-
Raw materials		61,073		7,217
		61,934		7,217
Less: Inventory reserve		-		-
Total, net	￦	61,934	￦	7,217

NOTE 4 — INVENTORIES

The components of inventories are as follows (in thousands of Korean Won):

	December 31, 2018		December 31, 2017
Finished goods	￦	-	￦	-
Raw materials		7,217		6,200
		7,217		6,200
Less: Inventory reserve		-		-
Total, net	￦	7,217	￦	6,200